December 5, 2000

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:         Office of Filings, Information and Consumer Services

RE:           Alleghany Funds (the "Company")
              File Nos. 33-68666 and 811-8004

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification on behalf of the Company's combined Statement of Additional Information which does not differ from that contained in Post-Effective Amendment No. 23 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 15, 2000 (Accession # 00000940400-00-000591).

Kindly return an electronic transmittal as evidence of your receipt of this filing. If you have any questions, please contact me at (617) 535-0544.


Very truly yours,

/s/ Kimberly A. Mather

Kimberly A. Mather
Regulatory Administration